Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term rental deposits	¥ 7,155		¥ 15,356
Prepaid service fees	9,278		16,119
Loans to employees	9,100		18,100
Prepaid long-term celebrity endorsement fees	1,061		2,476
Others	506		834
Other assets, noncurrent	¥ 27,100	$ 3,817	¥ 52,885